Schedule of interest in associates and joint ventures (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interests in associates		$ 98	$ 46
Interests in joint ventures		676	503
Interests in associates and joint ventures		774	549
Investments in joint ventures and associates		(4)	(2)
Compania De Inversione De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures		347	240
Compania Inversora En Transmision Electrica Citelec S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures		102	85
C T Barragan S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures		227	178
Greenwind S A [Member]
IfrsStatementLineItems [Line Items]
Investments in joint ventures and associates	[1]	(4)	(2)
Refineria Del Norte S A [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		22	19
Oleoducto De Crudos Pesados Ltd [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		24	2
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		$ 52	$ 25

[1]	The company receives financial assistance from partners.